Employee Benefit Plans (Summary of Assumed Health Care Cost Trend Rates Used) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pre 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.50%	9.00%	9.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021	2016
Post 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	5.00%	5.00%	6.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2014	2013	2013